Contract Liability	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Contract Liability	Contract Liability
Regional licensing agreement
We entered into a regional licensing agreement (the "Licensing Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai") in November 2017. Under the terms of the Licensing Agreement, Adlai will have exclusive development and commercialization rights to pelareorep in China, Hong Kong, Macau, Singapore, South Korea, and Taiwan. We are entitled to receive upfront license fees, development and regulatory milestone payments, royalties, and sales-based milestone payments.

Contract liability
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2021	2020
Balance, beginning of year	$6,730,287	$6,730,287
Regional licensing agreement	—	—
Revenue recognized	—	—
Balance, end of year	$6,730,287	$6,730,287

Contract liability - current	—	—
Contract liability - non-current	6,730,287	6,730,287
	$6,730,287	$6,730,287